Goodwill and Intangible Assets - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended			9 Months Ended			12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2022	Oct. 01, 2023		Sep. 25, 2022	Mar. 31, 2029	Mar. 31, 2028	Mar. 31, 2027	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Dec. 25, 2022	Mar. 31, 2022	Dec. 26, 2021	Dec. 31, 2024	Jan. 01, 2023
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets							$ 2,100	$ 2,200	$ 2,200	$ 2,500	$ 4,200	$ 5,300	$ 5,700		$ 5,700
Goodwill												811,200	795,600				$ 808,500
LIONS GATE ENTERTAINMENT CORP [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets												142,300	140,200		134,900
Estimated amortization expense, year ended March 31, 2025												138,300
Estimated amortization expense, year ended March 31, 2026												127,600
Estimated amortization expense, year ended March 31, 2027												120,600
Estimated amortization expense, year ended March 31, 2028												115,600
Estimated amortization expense, year ended March 31, 2029												110,100
Goodwill												811,200	1,289,500		$ 2,764,500		$ 808,500
Goodwill impairment charge	$ 493,900		$ 1,475,000									$ 493,900	$ 1,475,000
Impairment of Starz tradename indefinite lived intangible assets	170,000
LIONS GATE ENTERTAINMENT CORP [Member] | Trade Names
Finite-Lived Intangible Assets [Line Items]
Indefinite-lived intangible assets - Starz tradename	$ 80,000
Entertainment One Film And Television Business [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets				$ 11,661		$ 14,291								$ 18,985		$ 19,483
Estimated amortization expense, year ended March 31, 2025														19,311
Estimated amortization expense, year ended March 31, 2026														19,311
Estimated amortization expense, year ended March 31, 2027														19,311
Estimated amortization expense, year ended March 31, 2028														19,311
Goodwill				0										231,000		231,000		$ 231,000
Goodwill impairment charge		$ 231,000		$ 231,000	[1]									0		$ 0
Entertainment One Film And Television Business [Member] | Trademarks
Finite-Lived Intangible Assets [Line Items]
Estimated amortization expense, year ended March 31, 2029														$ 5,667

[1]	See note 1 for discussion of goodwill impairment recorded during the second quarter of 2023.